Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of earnings per share computation

	2023	2022
Net gain (loss) attributable to common stock	$(4,506,044)	$(26,744,440)
Basic weighted average outstanding shares of common stock	12,825	7,590
Dilutive common share equivalents	–	–
Dilutive weighted average outstanding shares of common stock	12,825	7,590
Net gain (loss) per share attributable to common stock	$(351.36)	$(3,523.44)